Schedule I: Condensed Financial Information of Registrant - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	May 03, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Obligations under tax receivable agreement		$ 547	$ 8,960	$ 9,600	$ 109,187	$ 82,884
Percentage of tax benefit paid to equity owner		85.00%
Class B Common Stock
Segment Reporting Information [Line Items]
Common stock, shares outstanding (in shares)		1,430,000	2,277,000
Shares retired (in shares)	900,000
Parent Company
Segment Reporting Information [Line Items]
Intercompany receivable		$ 113,009	$ 118,783
Obligations under tax receivable agreement		$ 500	$ 9,000
Percentage of tax benefit paid to equity owner		85.00%
Funko Acquisition Holdings, L.L.C. | FAH LLC
Segment Reporting Information [Line Items]
Common stock, shares outstanding (in shares)	4,251,701
Agreement stock ratio	1
Funko Acquisition Holdings, L.L.C. | FAH LLC | Class B Common Stock
Segment Reporting Information [Line Items]
Agreement stock ratio	1
Funko Acquisition Holdings, L.L.C. | FAH LLC | Non- Controlling Interests
Segment Reporting Information [Line Items]
Payment to purchase interest	$ 74,000
Agreement stock ratio	1